UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02340

Montgomery Street Income Securities, Inc.

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Address of principal executive office)

Mark D. Nerud

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5801

Date of fiscal year end: December 31

Date of Reporting Period: July 1, 2014 – September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Montgomery Street Income Securities, Inc.

Investment Portfolio	September 30, 2014 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 56.9%
Consumer Discretionary 3.8%
Cablevision Systems Corp. Term Loan B, 2.65%, 04/09/20 (a)	117,310	113,754
COX Communications Inc., 6.25%, 06/01/18 (b)	263,000	300,419
CSC Holdings LLC, 8.63%, 02/15/19	2,000,000	2,293,000
Daimler Finance North America LLC, 1.30%, 07/31/15 (b)	200,000	201,238
Daimler Finance North America LLC, 3.00%, 03/28/16 (b)	300,000	309,458
NBCUniversal Media LLC, 2.88%, 04/01/16	300,000	309,289
Nissan Motor Acceptance Corp., 2.65%, 09/26/18 (c) (d)	400,000	407,391
Numericable U.S. LLC Term Loan B-1, 4.50%, 04/23/20 (a)	193,062	191,545
Numericable U.S. LLC Term Loan B-2, 4.50%, 04/23/20 (a)	167,025	165,712
TCI Communications Inc., 8.75%, 08/01/15	35,000	37,381
Time Warner Cable Inc., 8.75%, 02/14/19	100,000	125,904
Time Warner Cable Inc., 8.25%, 04/01/19	290,000	360,291
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20 (a)	1,196,992	1,188,362
Viacom Inc., 4.25%, 09/15/15	200,000	206,889
Wynn Las Vegas LLC, 5.38%, 03/15/22	500,000	508,750
Wynn Macau Ltd., 5.25%, 10/15/21 (b)	500,000	482,500

		7,201,883
Consumer Staples 2.0%
Altria Group Inc., 9.70%, 11/10/18 (e)	664,000	855,514
Altria Group Inc., 9.25%, 08/06/19 (e)	111,000	144,530
ConAgra Foods Inc., 1.90%, 01/25/18	800,000	795,331
Kraft Foods Group Inc., 2.25%, 06/05/17	600,000	611,246
Kraft Foods Group Inc., 5.38%, 02/10/20	268,000	302,031
Reynolds American Inc., 1.05%, 10/30/15	950,000	952,799

		3,661,451

	Principal Amount ($)	Value ($)
Energy 10.7%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18	1,200,000	1,347,000
Anadarko Petroleum Corp., 6.45%, 09/15/36	800,000	974,893
Canadian Natural Resources Ltd., 0.61%, 03/30/16 (a)	50,000	50,115
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (b)	1,000,000	1,209,411
Canadian Oil Sands Ltd., 4.50%, 04/01/22 (b)	1,000,000	1,061,750
CNPC General Capital Ltd., 1.13%, 05/14/17(a) (b)	600,000	601,380
Dolphin Energy Ltd., 5.50%, 12/15/21 (b)	800,000	894,000
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	1,000,000	1,144,709
Energy Future Intermediate Holding Company LLC Term Loan, 3.25%, 04/28/16 (a)	1,742,057	1,732,267
MarkWest Energy Partners LP, 5.50%, 02/15/23	500,000	511,250
MarkWest Energy Partners LP, 4.50%, 07/15/23	200,000	194,000
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19 (b)	400,000	452,000
Novatek OAO via Novatek Finance Ltd., 6.60%, 02/03/21 (b)	200,000	202,000
Petrobras Global Finance BV, 2.59%, 03/17/17 (a)	800,000	808,928
Petrobras Global Finance BV, 3.11%, 03/17/20 (a)	400,000	407,320
Petrobras International Finance Co., 7.88%, 03/15/19	300,000	343,932
Pioneer Natural Resources Co., 6.88%, 05/01/18	2,000,000	2,311,148
Pioneer Natural Resources Co., 7.20%, 01/15/28	200,000	256,939
Plains All American Pipeline LP, 8.75%, 05/01/19	1,000,000	1,266,554
Pride International Inc., 6.88%, 08/15/20	621,000	732,317
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.30%, 09/30/20	665,200	718,416
Rockies Express Pipeline LLC, 3.90%, 04/15/15 (b)	200,000	199,500
Rosneft Finance SA, 7.88%, 03/13/18	500,000	533,125
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (b)	600,000	610,500
Sinopec Group Overseas Development Ltd., 1.01%, 04/10/17 (a) (b)	900,000	900,894
Targa Resources Partners LP, 5.25%, 05/01/23	400,000	407,000

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	September 30, 2014 (Unaudited)

	Principal Amount ($)	Value ($)
Transcontinental Gas Pipe Line Co. LLC, 6.40%, 04/15/16	250,000	270,197

		20,141,545
Financials 28.8%
Ally Financial Inc., 3.50%, 01/27/19	800,000	778,000
American Tower Corp., 3.40%, 02/15/19	300,000	306,562
Asciano Finance Ltd., 5.00%, 04/07/18 (b)	300,000	323,248
Banco de Credito del Peru, 4.25%, 04/01/23 (b)	200,000	199,000
Banco do Brasil SA, 6.00%, 01/22/20 (b)	500,000	546,875
Banco Santander Brasil SA, 4.50%, 04/06/15 (b)	600,000	606,750
Banco Santander Brasil SA, 4.50%, 04/06/15	300,000	303,375
Banco Santander Chile, 3.75%, 09/22/15 (b)	500,000	512,500
Banco Votorantim SA, 5.25%, 02/11/16 (b)	400,000	414,000
Bank of America Corp., 6.00%, 09/01/17	115,000	128,078
Bank of America Corp., 2.65%, 04/01/19	800,000	798,218
Bank of America NA, 0.65%, 05/08/17 (a)	600,000	600,145
Barclays Bank Plc, 10.18%, 06/12/21 (b)	1,400,000	1,903,751
Barclays Bank Plc, 7.63%, 11/21/22	300,000	322,388
BBVA Bancomer SA, 4.50%, 03/10/16 (b)	500,000	521,250
BBVA Bancomer SA, 6.50%, 03/10/21 (b)	400,000	436,000
Bear Stearns Cos. LLC, 6.40%, 10/02/17	400,000	452,500
BNP Paribas, 7.78% (callable at 100 beginning 07/02/18) (f) (g), EUR	300,000	446,326
BPCE SA, 0.86%, 06/17/17 (a)	500,000	501,869
BPCE SA, 4.63%, 07/11/24 (b)	200,000	195,694
CBA Capital Trust II, 6.02% (callable at 100 beginning 03/15/16) (b) (f) (g)	200,000	209,500
Citigroup Inc., 0.75%, 05/31/17 (a), EUR	800,000	999,179
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 8.38% (callable at 100 beginning 07/26/16) (f)	800,000	859,200
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 11.00% (callable at 100 beginning 06/30/19) (b) (f) (g)	1,000,000	1,322,500
Credit Agricole SA, 7.88% (callable at 100 beginning 01/23/24) (f) (g)	200,000	202,000

	Principal Amount ($)	Value ($)
Credit Suisse AG, 5.75%, 09/18/25, EUR	300,000	415,350
Export-Import Bank of Korea, 4.00%, 01/11/17	2,700,000	2,845,425
Export-Import Bank of Korea, 4.00%, 01/29/21	200,000	210,206
Ford Motor Credit Co. LLC, 5.63%, 09/15/15	2,000,000	2,091,022
Ford Motor Credit Co. LLC, 3.98%, 06/15/16	500,000	523,652
Goldman Sachs Group Inc., 5.95%, 01/18/18	650,000	727,779
Goldman Sachs Group Inc., 6.15%, 04/01/18	600,000	676,642
Goldman Sachs Group Inc., 6.00%, 06/15/20	2,000,000	2,298,214
HBOS Plc, 6.75%, 05/21/18 (b)	700,000	791,935
Host Hotels & Resorts LP, 6.00%, 11/01/20	450,000	480,681
HSBC Finance Corp., 6.68%, 01/15/21	300,000	351,750
ICICI Bank Ltd., 4.75%, 11/25/16 (b)	300,000	315,966
International Lease Finance Corp., 7.13%, 09/01/18 (b)	1,700,000	1,912,500
Intesa Sanpaolo SpA, 3.13%, 01/15/16	200,000	204,588
IPIC GMTN Ltd., 5.88%, 03/14/21, EUR	200,000	319,933
JPMorgan Chase & Co., 0.78%, 04/25/18 (a)	600,000	603,164
JPMorgan Chase & Co., 6.30%, 04/23/19	2,500,000	2,900,410
JPMorgan Chase Bank NA, 0.77%, 05/31/17 (a), EUR	100,000	125,990
JPMorgan Chase Bank NA, 0.65%, 06/02/17 (a)	400,000	400,525
JPMorgan Chase Bank NA, 6.00%, 10/01/17	600,000	670,885
Korea Exchange Bank, 3.13%, 06/26/17 (b)	400,000	413,245
Lazard Group LLC, 6.85%, 06/15/17	500,000	563,395
LBG Capital No.2 Plc, 15.00%, 12/21/19 (h), GBP	100,000	229,391
LeasePlan Corp NV, 3.00%, 10/23/17 (b)	500,000	512,570
Lloyds Banking Group Plc, 7.50% (callable at 100 beginning 06/27/24) (f) (g)	477,000	491,310
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	2,400,000	2,768,606
Morgan Stanley, 6.63%, 04/01/18	1,000,000	1,145,402
Morgan Stanley, 7.30%, 05/13/19	800,000	954,395
Morgan Stanley, 5.50%, 01/26/20	2,850,000	3,196,303
Russian Agricultural Bank OJSC Via RSHB Capital SA, 6.30%, 05/15/17	300,000	303,750

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	September 30, 2014 (Unaudited)

	Principal Amount ($)	Value ($)
Sberbank of Russia Via SB Capital SA, 5.50%, 07/07/15	700,000	712,817
Sberbank Via SB Capital SA, 5.40%, 03/24/17	600,000	607,800
Shinhan Bank, 4.13%, 10/04/16 (b)	200,000	210,624
SLM Corp., 3.88%, 09/10/15	1,000,000	1,009,375
SLM Corp., 8.45%, 06/15/18	500,000	562,500
SLM Corp., 5.50%, 01/15/19	200,000	204,000
Springleaf Finance Corp., 6.90%, 12/15/17	500,000	531,250
State Bank of India, 3.25%, 04/18/18 (b)	800,000	807,976
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (b)	350,000	358,629
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (b) (e)	2,100,000	2,337,625
UBS AG, 7.63%, 08/17/22	300,000	348,603
UBS AG Stamford, 5.88%, 12/20/17	175,000	197,043
Union Bank NA, 0.99%, 09/26/16 (a)	500,000	504,348
Union Bank NA, 0.64%, 05/05/17 (a)	700,000	701,615
USB Capital IX, 3.50% (callable at 100 beginning 02/07/13) (f) (g)	625,000	531,250
Ventas Realty LP, 3.13%, 11/30/15	100,000	102,682
Weyerhaeuser Co., 7.38%, 10/01/19	1,000,000	1,209,016

		54,271,045
Health Care 1.7%
Boston Scientific Corp., 6.40%, 06/15/16	1,200,000	1,304,638
HCA Inc., 6.50%, 02/15/20	1,700,000	1,855,125

		3,159,763
Industrials 1.6%
Aviation Capital Group Corp., 7.13%, 10/15/20 (b)	600,000	695,682
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	664,000	674,757
Masco Corp., 4.80%, 06/15/15	400,000	409,489
Masco Corp., 6.13%, 10/03/16	300,000	322,350

	Principal Amount ($)	Value ($)
Masco Corp., 5.85%, 03/15/17	450,000	488,385
Masco Corp., 6.63%, 04/15/18	400,000	440,000

		3,030,663
Information Technology 1.2%
Activision Blizzard Inc. Term Loan B, 3.25%, 09/15/20 (a)	84,750	84,470
Baidu Inc., 2.75%, 06/09/19	400,000	397,357
Dell Inc. Term Loan B, 3.75%, 09/24/18 (a)	925,000	913,438
Tencent Holdings Ltd., 3.38%, 05/02/19 (b)	900,000	909,918

		2,305,183
Materials 1.6%
ALROSA Finance SA, 7.75%, 11/03/20 (b)	500,000	511,875
Anglo American Capital Plc, 1.18%, 04/15/16 (a) (c) (d)	400,000	402,252
Georgia-Pacific LLC, 5.40%, 11/01/20 (b)	1,600,000	1,808,443
Metalloinvest Finance Ltd., 5.63%, 04/17/20 (b)	400,000	364,500

		3,087,070
Telecommunication Services 4.0%
AT&T Inc., 0.65%, 03/30/17 (a)	500,000	500,989
Crown Castle International Co. New Term Loan B, 3.00%, 01/31/21 (a)	398,998	393,511
Crown Castle International Corp., 5.25%, 01/15/23	500,000	495,000
Orange SA, 2.13%, 09/16/15	600,000	607,450
Qtel International Finance Ltd., 4.75%, 02/16/21 (b)	300,000	320,640
Rogers Communications Inc., 7.50%, 03/15/15	179,000	184,623
Telecom Italia Capital SA, 7.00%, 06/04/18	100,000	112,500
Telecom Italia SpA, 7.38%, 12/15/17, GBP	650,000	1,175,713
Telecom Italia SpA, 6.38%, 06/24/19, GBP	300,000	528,091
Telefonica Emisiones SAU, 3.73%, 04/27/15	1,400,000	1,423,624
Verizon Communications Inc., 1.76%, 09/15/16 (a)	700,000	717,651

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	September 30, 2014 (Unaudited)

	Principal Amount ($)	Value ($)
Verizon Communications Inc., 4.50%, 09/15/20	1,000,000	1,082,134

		7,541,926
Utilities 1.5%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19	400,000	434,000
Duquesne Light Holdings Inc., 6.40%, 09/15/20 (b)	400,000	467,763
Florida Power Corp., 5.80%, 09/15/17	195,000	219,605
Korea East-West Power Co. Ltd., 2.50%, 07/16/17 (b)	1,400,000	1,426,289
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43 (b)	200,000	197,000

		2,744,657
Total Corporate Bonds (cost $102,838,276)		107,145,186
Non-U.S. Government Agency Asset-Backed Securities 5.0%
Aegis Asset Backed Securities Trust REMIC, (2005, 3, M1), 0.62%, 08/25/35 (a)	879,008	866,519
American Airlines Pass-Through Trust, 4.95%, 01/15/23	377,587	404,018
Banc of America Funding Trust REMIC, (2004, A, 1A3), 2.64%, 09/20/34 (a)	217,206	216,908
Banc of America Mortgage Securities Inc. REMIC, (2005, H, 2A5), 2.69%, 09/25/35 (a)	729,466	692,539
Bayview Commercial Asset Trust, Interest Only REMIC, (2007, 2A, IO), 0.00%, 07/25/37 (a) b)	3,137,539	—
Bayview Commercial Asset Trust, Interest Only REMIC, (2007, 4A, IO), 3.51%, 09/25/37 (a) (b)	3,484,421	137,635
Bear Stearns Adjustable Rate Mortgage Trust REMIC, (2004, 6, 2A1), 2.66%, 09/25/34 (a)	491,275	460,446
Citigroup Mortgage Loan Trust Inc. REMIC, (2004, NCM2, 1CB2), 6.75%, 08/25/34	119,204	131,391
Continental Airlines Inc. Pass-Through Trust, (2009, 1, A), 9.00%, 07/08/16	1,492,721	1,673,713
Credit Suisse First Boston Mortgage Securities Corp. REMIC, (2004, AR8, 2A1), 2.45%, 09/25/34 (a)	652,642	655,607
Credit-Based Asset Servicing and Securitization LLC REMIC, (2006, SC1, A), 0.42%, 05/25/36 (a) (b)	56,807	53,963
IndyMac INDX Mortgage Loan Trust REMIC, (2005, AR14, 2A1A), 0.45%, 07/25/35 (a)	52,453	46,820
Inwood Park CDO Ltd., (2006, 1A, A1A), 0.46%, 01/20/21 (a) (b)	82,301	81,996
Nationstar NIM Ltd. Trust, (2007, A, A), 9.79%, 03/25/37 (i) (j)	22,008	—

	Principal Amount ($)	Value ($)
Truman Capital Mortgage Loan Trust REMIC, (2006, 1, A), 0.41%, 03/25/36 (a) (b)	1,180,927	1,091,475
United Air Lines Inc. Pass-Through Trust, (2009, 1A, O), 10.40%, 05/01/18	787,020	871,625
Washington Mutual Mortgage Pass-Through Certificates REMIC, (2005, AR16, 1A3), 2.36%, 12/25/35 (a)	1,037,746	990,855
Washington Mutual Mortgage Pass-Through Certificates REMIC, (2006, 5, 2CB1), 6.00%, 07/25/36	1,071,164	826,109
Wells Fargo Mortgage Backed Securities Trust REMIC, (2006, 1, A3), 5.00%, 03/25/21	134,056	137,032

Total Non-U.S. Government Agency Asset-Backed Securities (cost $9,490,620)		9,338,651
Government and Agency Obligations 32.9%
Government Securities 32.9%
Sovereign 6.3%
Australia Government Bond, 5.50%, 04/21/23, AUD	386,000	390,353
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21, BRL	4,730,000	1,797,856
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/23, BRL	190,000	70,881
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/25, BRL	3,810,000	1,395,522
Italy Buoni Poliennali Del Tesoro, 3.75%, 05/01/21, EUR	500,000	716,235
Italy Buoni Poliennali Del Tesoro, 5.50%, 11/01/22, EUR	2,200,000	3,496,637
Slovenia Government International Bond, 4.70%, 11/01/16 (b), EUR	400,000	544,842
Spain Government Bond, 5.85%, 01/31/22, EUR	685,000	1,124,770
Spain Government Bond, 2.75%, 10/31/24 (b), EUR	1,700,000	2,255,609

		11,792,705
Treasury Inflation Index Securities 0.2%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.10%, 09/15/21 (n), EUR	323,724	448,298
U.S. Treasury Securities 26.4%
U.S. Treasury Bond, 3.63%, 08/15/43	2,500,000	2,702,345
U.S. Treasury Bond, 0.00%, 11/15/43 (k)	1,800,000	681,700
U.S. Treasury Bond, 3.75%, 11/15/43 (l)	4,400,000	4,863,373
U.S. Treasury Bond, 3.63%, 02/15/44 (l)	2,600,000	2,810,030
U.S. Treasury Bond, 3.38%, 05/15/44	300,000	309,750
U.S. Treasury Note, 0.25%, 10/31/14 (m)	26,000	26,004

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	September 30, 2014 (Unaudited)

	Contracts/ Principal Amount ($)	Value ($)
U.S. Treasury Note, 2.25%, 04/30/21	1,900,000	1,909,945
U.S. Treasury Note, 1.75%, 05/15/23 (m)	8,600,000	8,153,875
U.S. Treasury Note, 2.50%, 08/15/23	7,590,000	7,637,437
U.S. Treasury Note, 2.75%, 11/15/23 (m)	1,800,000	1,845,421
U.S. Treasury Note, 2.75%, 02/15/24 (l) (m)	9,600,000	9,828,749
U.S. Treasury Note, 2.50%, 05/15/24	7,100,000	7,106,660
U.S. Treasury Note, 2.38%, 08/15/24 (l)	1,900,000	1,878,625

		49,753,914
U.S. Government Agency Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp. 0.0%
Federal Home Loan Mortgage Corp. REMIC, 7.00%, 08/15/21	8,843	9,666

Total Government and Agency Obligations (cost $61,203,631)		62,004,583
Purchased Options 0.1%
Interest Rate Put Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 09/21/15, BBP (d)	22	100,142

Total Purchased Options (cost $174,446)		100,142
Short Term Investments 4.9%
Repurchase Agreements 0.8%
Repurchase Agreement with JPM, 0.00% (Collateralized by $1,625,000 U.S. Treasury Note, 2.25%, due 03/31/21, value $1,636,553) acquired on 09/29/14, due 10/01/14 at $1,600,000	1,600,000	1,600,000
Certificates of Deposit 3.5%
Banco Bilbao Vizcaya Argentaria, 0.98%, 10/23/15	500,000	499,894

	Contracts/ Principal Amount ($)	Value ($)
Banco Bilbao Vizcaya Argentaria, 1.08%, 05/16/16 (a)	500,000	501,597
Credit Suisse, 0.55%, 08/24/15 (a)	500,000	499,774
Credit Suisse, 0.61%, 01/28/16 (a)	800,000	800,163
Intesa Sanpaolo SpA, 1.61%, 04/11/16 (a)	400,000	403,499
Intesa Sanpaolo SpA, 1.65%, 04/07/15	1,500,000	1,505,289
Itau Unibanco, 1.51%, 05/31/16 (a)	2,400,000	2,397,230
Federal National Mortgage Association 0.6%
Federal National Mortgage Association, 0.06%, 04/06/15 (o)	1,200,000	1,199,750

Total Short Term Investments (cost $9,399,591)		9,407,196

Total Investments - 99.8% (cost $183,106,564)		187,995,758
Total Forward Sales Commitments - (0.9%) (proceeds $1,663,828)		(1,671,328)
Other Assets and Liabilities, Net 1.0%		1,956,239

Total Net Assets - 100%		$188,280,669

Forward Sales Commitments (0.9%)
U.S. Government Agency Mortgage-Backed Securities (0.9%)
Federal National Mortgage Association, 5.50%, 10/15/44, TBA (l)	$(1,500,000)	$(1,671,328)

Total Forward Sales Commitments (proceeds $1,663,828)		$(1,671,328)

(a)	Floating rate note. Floating rate notes are securities whose yields vary with a designated market index or market rate. Rate stated was in effect as of September 30, 2014.
(b)	The Fund’s investment adviser has deemed this security which is exempt from registration under the Securities Act of 1933 security to be liquid based on procedures approved by the Fund’s Board of Directors. As of September 30, 2014, the aggregate value of these liquid securities was $33,819,574 which represented 18.0% of net assets.
(c)	Security is restricted to resale to institutional investors. See Restricted Securities in the Notes to Investment Portfolio.
(d)	The Fund’s investment adviser has deemed this security to be illiquid based on procedures approved by the Fund’s Board of Directors.
(e)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(f)	Perpetual maturity security.
(g)	Interest rate is fixed until stated call date and variable thereafter.

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Investment Portfolio	September 30, 2014 (Unaudited)

(h)	Convertible security.
(i)	Security is in default relating to principal and/or interest.
(j)	Non-income producing security.
(k)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(l)	All or a portion of the security was purchased or sold on a delayed delivery basis. As of September 30, 2014, the total payable for investments purchased on a delayed delivery basis was $18,712,454. As of September 30, 2014, the total proceeds for investments sold on a delayed delivery basis were $1,663,828.
(m)	All or a portion of the security is pledged or segregated as collateral.
(n)	Treasury inflation indexed note, Par amount is adjusted for inflation.
(o)	This security is a direct debt of the agency and not collateralized by mortgages.

Currencies:

AUD - Australian Dollar	INR - Indian Rupee
BRL - Brazilian Real	JPY - Japanese Yen
EUR - European Currency Unit (Euro)	MXN - Mexican Peso
GBP - British Pound	USD - United States Dollar

Abbreviations:

ABS - Asset Backed Securities	LIBOR - London Interbank Offered Rate
CDO - Collateralized Debt Obligation	NIM - Net Interest Margin
Euribor - Europe Interbank Offered Rate Grade	OTC - Over the counter
HICP - Harmonised Indices of Consumer Prices	REMIC - Real Estate Mortgage Investment Conduit
iTraxx - Group of international credit derivative indices monitored by the International Index Company	TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BBP - Barclays Bank Plc
GSB - Goldman Sachs Bank
GSI - Goldman Sachs International

See accompanying Notes to Investment Portfolio.

Montgomery Street Income Securities, Inc.

Notes to Investment Portfolio	September 30, 2014 (Unaudited)

Restricted Securities. Montgomery Street Income Securities Inc. (the “Fund”) invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended. As of September 30, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Anglo American Capital Plc, 1.18%, 04/15/16	04/09/2014	$400,020	$402,252	0.2%
Nissan Motor Acceptance Corp., 2.65%, 09/26/18	03/24/2014	405,917	407,391	0.2

		$806,119	$809,643	1.0%

Security Valuation. Under the Fund’s valuation policy and procedures, the Fund’s Board of Directors (the “Board”) has delegated the daily operational oversight of the securities valuation function to Jackson Fund Services (“JFS” or “Administrator”), a division of Jackson National Asset Management, LLC. The Board has delegated to the Pricing Committee of JFS (“Pricing Committee”), the authority to approve determinations of fair valuations of securities for which market quotations are not readily available as well as to supervise JFS in the performance of its responsibilities pursuant to the valuation policy and procedures. The Pricing Committee consists of the Fund’s Chief Executive Officer, Chief Financial Officer and Chief Compliance Officer. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Chair of the Fund’s Valuation Committee on a monthly basis and the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Investments are stated at value determined as of the close of regular trading (generally, 4:00 PM Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by, or at the direction of, the Board. If the pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Fixed income securities with a remaining maturity of sixty days or less maturing at par, are valued at amortized cost, unless it is determined that such price does not approximate market value. Forward foreign currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE. Futures contracts traded on an exchange are valued at the exchange’s settlement price which reflects fair value. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined not to be representative of fair value, exchange traded options are valued at the last bid. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. Over the counter (“OTC”) derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as yield, credit quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings, broker quotes and other relevant data.

Market quotations may not be readily available for certain debt and derivative investments. If market quotations are not readily available or if it is determined that a quotation of an investment does not represent market value, then the investment is valued at a “fair value” as determined in good faith using procedures approved by the Board. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale. Situations that may require a security to be fair valued may include instances where a security is thinly traded or restricted as to resale. In addition,

Montgomery Street Income Securities, Inc.

Notes to Investment Portfolio	September 30, 2014 (Unaudited)

securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters or government actions. Securities are fair valued based on observable and unobservable inputs including the Administrator‘s own assumptions in determining fair value. Under the procedures approved by the Board, the Administrator may utilize independent pricing services or other sources, including the Fund’s Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The value of an investment for purposes of calculating the Fund’s net asset value (“NAV”) can differ depending on the source and method used to determine the value.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories.

Level 1 includes valuations based on unadjusted quoted prices of identical securities in active markets, including valuations for securities listed on an exchange.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 generally includes valuations of vendor evaluated debt instruments, broker quotes in active markets, securities valued at amortized cost, centrally cleared swap agreements, modeled OTC derivatives contracts and swap agreements valued by pricing services.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include certain single source quotes received from brokers (either directly or through a vendor), securities restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuation, the Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Montgomery Street Income Securities, Inc.

Notes to Investment Portfolio	September 30, 2014 (Unaudited)

The following table summarizes the Fund’s investments in securities and other financial instruments as of September 30, 2014 by valuation level.

	Assets - Investments in Securities
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$107,145,186	$—	$107,145,186
Non-U.S. Government Agency ABS	—	9,338,651	—	9,338,651
Government and Agency Obligations	—	62,004,583	—	62,004,583
Purchased Options	—	100,142	—	100,142
Short Term Investments	—	9,407,196	—	9,407,196

Fund Total	$—	$187,995,758	$—	$187,995,758

	Liabilities - Investments in Securities
	Level 1	Level 2	Level 3	Total
Government and Agency Obligations	$—	$(1,671,328)	$—	$(1,671,328)

Fund Total	$—	$(1,671,328)	$—	$(1,671,328)

	Assets - Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total
Exchange Traded Futures Options	$62,081	$—	$—	$62,081
Open Futures Contracts	7,014	—	—	7,014
Open Forward Foreign Currency Contracts	—	1,324,327	—	1,324,327
Centrally Cleared Interest Rate Swap Agreements	—	95,134	—	95,134
OTC Credit Default Swap Agreements	—	359,130	—	359,130
Centrally Cleared Credit Default Swap Agreements	—	801,542	—	801,542

Fund Total	$69,095	$2,580,133	$—	$2,649,228

	Liabilities - Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total
Written Options	$—	$(294,749)	$—	$(294,749)
Exchange Traded Futures Options	(50,107)	—	—	(50,107)
Forward Foreign Currency Contracts	—	(227,519)	—	(227,519)
OTC Interest Rate Swap Agreements	—	(75,543)	—	(75,543)
Centrally Cleared Interest Rate Swap Agreements	—	(515,599)	—	(515,599)
OTC Credit Default Swap Agreements	—	(81,194)	—	(81,194)
Centrally Cleared Credit Default Swap Agreements	—	(898)	—	(898)

OTC Total Return Swap Agreements	$(50,107)	$(1,195,502)	$—	$(1,245,609)

*	Investments in other financial instruments are derivative instruments not reflected in the Investment Portfolio and include written options, exchange traded futures options, futures contracts, forward foreign currency contracts, and swap agreements. All derivatives are reflected at the unrealized appreciation/(depreciation) on the instrument, except for written options which are reflected at value.

The Fund recognizes transfers between levels as of the beginning of the period. There were no transfers into or out of Level 1, 2 or 3 during the period. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2014.

Schedule of Written Options

	Expiration Date		Exercise Price	Contracts/ Notional Contracts	Value
Foreign Currency Options
Brazilian Real versus USD Call Option, GSB	10/14/2014	BRL	2.39	1,660,000	$(53,242)
Brazilian Real versus USD Call Option, GSB	06/02/2015	BRL	2.70	500,000	(18,991)
Indian Rupee versus USD Call Option, GSB	06/02/2015	INR	67.00	400,000	(6,763)
Index Options
CDX.NA.IG-22, Put Option, GSI	12/17/2014		0.90	19	(2,095)
CDX.NA.IG-22, Put Option, GSI	01/21/2015		0.90	57	(9,650)
iTraxx Europe Main Series 21 Put Option, GSI	12/17/2014		0.85	98	(14,298)
iTraxx Europe Main Series 21 Put Option, GSI	12/17/2014		0.95	63	(5,622)
S&P 500 Index Call Option, GSI	12/19/2014		2,100.00	4	(1,639)

Montgomery Street Income Securities, Inc.

Notes to Investment Portfolio	September 30, 2014 (Unaudited)

Schedule of Written Options (continued)

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Interest Rate Swaptions
S&P 500 Index Put Option, GSI	12/19/2014	1,900.00	4	$(14,098)
Call Swaption, 6-Month Euribor versus 0.35% fixed, GSB	09/08/2015	N/A	38	(12,777)
Call Swaption, 6-Month Euribor versus 0.95% fixed, GSB	03/23/2015	N/A	3	(1,103)
Put Swaption, 3-Month LIBOR versus 2.50% fixed, BBP	09/21/2015	N/A	92	(147,300)
Put Swaption, 6-Month Euribor versus 0.35% fixed, GSB	09/08/2015	N/A	38	(5,518)
Put Swaption, 6-Month Euribor versus 1.55% fixed, GSB	03/23/2015	N/A	3	(1,653)

			2,560,419	$(294,749)

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
Options outstanding at December 31, 2013	1,823	$541,431
Options written during the period	2,560,828	266,957
Options closed during the period	(1,015)	(138,212)
Options expired during the period	(1,217)	(385,284)

Options outstanding at September 30, 2014	2,560,419	$284,892

Schedule of Exchange Traded Futures Options

	Expiration Date	Exercise Price	Variation Margin Receivable/(Payable)	Purchased Contracts	Unrealized Appreciation/ (Depreciation)
Exchange Traded Options on Futures
3-Month Euro Euribor Interest Rate Future Call Option	12/15/2014	EUR 99.50	—	66	$(48,273)
3-Month Euro Euribor Interest Rate Future Put Option	12/15/2014	EUR 99.50	—	66	60,460
Euro-Bund Call Option	12/14/2014	EUR 151.00	(303)	6	(1,834)
Euro-Bund Put Option	12/14/2014	EUR 146.00	76	6	1,621

			(227)	144	$11,974

Schedule of Open Futures Contracts

	Contracts Long	Unrealized Appreciation
U.S. Treasury Note Future, 5-Year, Expiration December 2014	20	$7,014

Schedule of Open Forward Foreign Currency Contracts

Counterparty	Currency Purchased/Sold	Settlement Date	Notional Amount		Currency Value	Unrealized Gain/(Loss)
BBP	INR/USD	10/15/2014	INR	50,030,660	$807,683	$(18,315)
BBP	INR/USD	02/26/2015	INR	50,030,660	784,452	(7,298)
GSB	MXN/USD	12/18/2014	MXN	13,820,339	1,023,550	(18,913)
BBP	USD/AUD	10/02/2014	AUD	(428,000)	(374,735)	24,136
GSB	USD/AUD	10/02/2014	AUD	(990,000)	(866,794)	50,437
BBP	USD/BRL	10/02/2014	BRL	(3,784,988)	(1,546,313)	120,752
GSB	USD/BRL	10/02/2014	BRL	(245,400,964)	(2,357,740)	126,691
BBP	USD/BRL	11/04/2014	BRL	(4,085,952)	(1,653,626)	19,162
GSB	USD/BRL	11/20/2014	BRL	(10,938,000)	(13,819,988)	751,889
GSB	USD/BRL	11/20/2014	BRL	2,518,000	3,181,453	(165,710)

Montgomery Street Income Securities, Inc.

Notes to Investment Portfolio	September 30, 2014 (Unaudited)

Schedule of Open Forward Foreign Currency Contracts (continued)

Counterparty	Currency Purchased/Sold	Settlement Date	Notional Amount		Currency Value	Unrealized Gain/(Loss)
BBP	USD/BRL	12/18/2014	BRL	2,951,000	$218,554	$(3,670)
BBP	USD/BRL	12/18/2014	BRL	(5,393,000)	(399,412)	9,257
GSB	USD/BRL	01/05/2015	BRL	(3,304,640)	(1,315,563)	70,437
GSB	USD/EUR	11/20/2014	EUR	(930,000)	(1,175,040)	29,805
BBP	USD/EUR	11/20/2014	EUR	(2,459,000)	(3,106,907)	68,139
BBP	USD/GBP	12/11/2014	GBP	(1,163,000)	(1,884,235)	(13,613)
BBP	USD/INR	10/15/2014	INR	(50,030,660)	(807,683)	2,268
GSB	USD/JPY	10/02/2014	JPY	(162,000,000)	(1,477,091)	44,033
BBP	USD/JPY	11/04/2014	JPY	(407,100,000)	(3,712,770)	7,176
GSB	USD/MXN	12/18/2014	MXN	(810,000)	(59,990)	145

					$(28,542,195)	$1,096,808

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
GSB	Brazil Interbank Rate	Paying	12.06%	01/04/2021	BRL	400,000	$1,430	$(1,002)
GSB	Brazil Interbank Rate	Paying	12.06%	01/04/2021	BRL	6,800,000	(15,605)	(74,021)
GSB	Eurozone HICP	Receiving	1.05%	09/15/2019	EUR	300,000	1,109	(520)

							$(13,066)	$(75,543)

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date		Notional Amount[1]	Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month Euribor	Receiving	0.40%	03/16/2015	EUR	5,500,000	$(11,229)
N/A	3-Month LIBOR	Paying	2.00%	12/18/2018		3,300,000	39,869
N/A	3-Month LIBOR	Paying	2.65%	07/31/2023		1,500,000	13,403
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	3.25%	09/21/2017	AUD	18,700,000	35,466
N/A	6-Month Euribor	Receiving	2.00%	09/17/2024	EUR	4,300,000	(353,674)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	256,300,000	(70,262)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/20/2024	JPY	130,000,000	120
N/A	London-Interbank Offered Rate	Receiving	2.75%	03/18/2025	GBP	1,700,000	6,276
N/A	Mexican Interbank Rate	Paying	5.63%	07/07/2021	MXN	900,000	(1,404)
N/A	Mexican Interbank Rate	Paying	5.61%	07/07/2021	MXN	62,600,000	(79,030)

							$(420,465)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread [3]	Fixed Received Rate [6]	Expiration Date	Notional Amount [1,5]	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection [2]
BBP	Anadarko Petroleum Corp., 1.00%, 06/20/17	0.40%	1.00%	06/20/2017	$(100,000)	$1,624	$(3,337)	$4,991
GSI	Canadian Natural Resources Ltd., 6.25%, 03/15/38	0.08%	1.00%	12/20/2015	(500,000)	5,693	1,714	4,133
GSI	Carlsberg Breweries A/S, 3.38%, 10/13/17	0.78%	1.00%	03/20/2019	(126,306)	1,242	601	680
BBP	Federative Republic of Brazil, 12.25%, 03/06/30	0.84%	1.00%	06/20/2016	(1,800,000)	4,814	(5,979)	11,343
GSI	Federative Republic of Brazil, 12.25%, 03/06/30	2.29%	1.00%	03/20/2024	(1,300,000)	(130,601)	(134,804)	4,600
GSI	Finmeccanica Finance S.A., 5.75%, 12/12/18	1.39%	5.00%	03/20/2018	(252,611)	31,034	16,724	14,696
GSI	Forest Oil Corp., 7.25%, 06/15/19	12.68%	5.00%	06/20/2017	(500,000)	(78,428)	(13,125)	(64,539)
GSI	Gazprom International BV, 5.63%, 07/22/13	2.88%	1.00%	03/20/2017	(1,000,000)	(44,477)	(83,133)	38,961
GSI	KB Home, 9.10%, 09/15/17	3.34%	5.00%	06/20/2019	(300,000)	21,312	24,549	(2,778)

Montgomery Street Income Securities, Inc.

Notes to Investment Portfolio	September 30, 2014 (Unaudited)

Schedule of Credit Default Swap Agreements (continued)

Counterparty	Reference Obligation	Implied Credit Spread [3]	Fixed Received Rate [6]	Expiration Date	Notional Amount [1,5]	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection [2] (continued)
BBP	Kingdom of Spain, 5.50%, 07/30/17	0.67%	1.00%	12/20/2018	$(300,000)	$4,032	$(17,663)	$21,787
GSI	Kingdom of Spain, 5.50%, 07/30/17	0.67%	1.00%	12/20/2018	(900,000)	12,097	(40,979)	53,352
GSI	NRG Energy Inc., 8.50%, 06/15/19	1.25%	5.00%	03/20/2017	(200,000)	18,271	(14,306)	32,882
BBP	Petrobas International Finance Co., 8.38%, 12/10/18	2.02%	1.00%	06/20/2018	(400,000)	(14,527)	(18,434)	4,029
GSI	Petrobas International Finance Co., 8.38%, 12/10/18	2.47%	1.00%	09/20/2019	(200,000)	(13,426)	(10,922)	(2,455)
BBP	Republic of Italy, 6.88%, 09/27/23	0.89%	1.00%	12/20/2018	(600,000)	2,678	(46,024)	48,886
GSI	Republic of Italy, 6.88%, 09/27/23	0.89%	1.00%	12/20/2018	(200,000)	893	(13,027)	13,980
GSI	Republic of Italy, 6.88%, 09/27/23	0.97%	1.00%	06/20/2019	(200,000)	286	(1,360)	1,707
GSI	Republic of Italy, 6.88%, 09/27/23	0.97%	1.00%	06/20/2019	(1,300,000)	1,860	9,915	(7,657)
GSI	Republic of Italy, 6.88%, 09/27/23	0.97%	1.00%	06/20/2019	(3,500,000)	5,008	9,648	(3,765)
BBP	United Mexican States, 7.50%, 04/08/33	0.39%	1.00%	06/20/2016	(1,200,000)	12,731	1,067	12,031
BBP	United Mexican States, 5.95%, 03/19/19	0.75%	1.00%	03/20/2019	(300,000)	3,287	(586)	3,964
GSI	United Mexican States, 5.95%, 03/19/19	0.54%	1.00%	09/20/2017	(1,600,000)	21,835	(25,181)	47,505
GSI	United Mexican States, 5.95%, 03/19/19	0.75%	1.00%	03/20/2019	(1,300,000)	14,245	5,532	9,110
BBP	Virgin Media Finance Plc, 4.88%, 02/15/22	3.11%	5.00%	03/20/2021	(378,917)	41,338	16,623	25,294
BBP	Whirlpool Corp., 7.75%, 07/15/16	0.63%	1.00%	03/20/2019	(350,000)	5,597	505	5,199

					$(18,807,834)	$(71,582)	$(341,982)	$277,936

Schedule of Credit Default Swap Agreements (continued)

Counterparty	Reference Obligation	Fixed Received Rate [6]	Expiration Date	Notional Amount [1,5]	Value [4]	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection [2]
N/A	CDX.NA.IG.17	1.00%	12/20/2016	$(600,000)	$9,517	$(86)
N/A	CDX.NA.IG.18	1.00%	06/20/2017	(7,100,000)	124,499	19,778
N/A	CDX.NA.IG.19	1.00%	12/20/2017	(43,400,000)	806,780	747,205
N/A	CDX.NA.IG.22	1.00%	06/20/2019	(2,200,000)	35,301	(812)
N/A	iTraxx Europe Series 21	1.00%	06/20/2019	(4,925,922)	83,322	34,559

				$(58,225,922)	$1,059,419	$800,644

[1]	Notional amount is stated in USD unless otherwise noted.
[2]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

[3]

Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

[4]

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

[6]	If the Fund is a seller of protection, the Fund receives the fixed rate.

Income Tax Information. At September 30, 2014, the aggregate cost of investment securities for income tax purposes was $183,277,106. Net unrealized appreciation aggregated to $4,718,652 of which $6,750,691 related to appreciated investment securities and $2,032,039 related to depreciated investment securities.

For additional information on the Fund’s policies regarding investments and other significant accounting matters, please refer to the Fund’s most recent annual or semi-annual report.

Item 2.	Controls and Procedures.

(a)	The President/Principal Executive Officer and the Treasurer/Principal Financial Officer of the registrant have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within ninety (90) days of the filing date of this report on Form N-Q, that such controls and procedures are effective and that the design and operation of such procedures ensures that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montgomery Street Income Securities, Inc.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer
Date:	December 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer
Date:	December 1, 2014
By:	/s/ Daniel W. Koors
Daniel W. Koors Treasurer and Principal Financial Officer
Date:	December 1, 2014

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.